Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Income Tax Expense (Recovery)
A summary of the Company’s income tax expense (recovery) is as follows:
Income Tax Expense (Recovery) in Net Earnings

	Years Ended December 31

(in thousands)	2023	2022

Current income tax expense (recovery)	$(2,372)	$8,746

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$2,427	$32,430

Write down (reversal of write down) or recognition of prior period temporary differences	1,359	(40,667)

Total deferred income tax expense (recovery)	$3,786	$(8,237)

Total income tax expense (recovery) recognized in net earnings	$1,414	$509

Schedule of Income Tax Expense (Recovery) in Other Comprehensive Income	Income Tax Expense (Recovery) in Other Comprehensive Income

	Years Ended December 31

(in thousands)	2023	2022

Income tax expense (recovery) related to LTIs - common shares held	$(3,719)	$6,513

Schedule of Income Tax Expense (Recovery) in Shareholders' Equity
Income Tax Expense (Recovery) in Shareholders’ Equity
1

	Years Ended December 31

(in thousands)	2023	2022

Current income tax expense (recovery)	$-	$(5,932)

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$-	$5,932

Write down (reversal of write down) or recognition of prior period temporary differences	$-	$(4,143)

Total deferred income tax expense (recovery)	$-	$1,789

Total income tax expense (recovery) recognized in equity	$-	$(4,143)

1)
Income tax expense (recovery) in shareholders’ equity relates to share financing fees. Share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, share financing fees are charged directly to issued capital.

Schedule of Income Tax Rate Reconciliation
Income Tax Rate Reconciliation
The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Years Ended December 31

(in thousands)	2023	2022

Earnings before income taxes	$539,058	$669,635

Canadian federal and provincial income tax rates	27.00%	27.00%

Income tax expense (recovery) based on above rates	$145,546	$180,781

Non-deductible portion of capital losses (non-taxable portion of capital gains)	-	(1,052)

Non-deductible stock based compensation and other	1,656	1,529

Differences in tax rates in foreign jurisdictions 1	(147,991)	(142,869)

Current period unrecognized temporary differences	844	2,787

Write down (reversal of write down) or recognition of prior period temporary differences	1,359	(40,667)

Total income tax expense (recovery) recognized in net earnings	$1,414	$509

1)	During the year ended December 31, 2023, the Company’s subsidiaries generated net earnings of $551 million, as compared to $532 million during the comparable period of the prior year.

Schedule of Deferred Income Taxes
Deferred Income Taxes
The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the years ended December 31, 2023 and December 31, 2022, respectively, is shown below:

	Year Ended December 31, 2023

Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance

Deferred tax assets

Non-capital loss carryforward 1	$-	$810	$-	$-	$810

Capital loss carryforward	792	40	124	-	956

Other 2	4,256	(121)	-	-	4,135

Deferred tax liabilities

Debt financing fees 3	(774)	(44)	-	-	(818)

Unrealized gains on long-term investments	(8,006)	(4)	3,595	-	(4,415)

Mineral stream interests 4	3,732	(4,400)	-	-	(668)

Foreign withholding tax	(165)	(67)	-	-	(232)

Total	$(165)	$(3,786)	$3,719	$-	$(232)

1)	As at December 31, 2023, the Company had recognized the tax effect on $3 million of non-capital losses against deferred tax liabilities.
2)	Other includes capital assets, cobalt inventory, charitable donation carryforward, and PSU and pension liabilities.
3)
Debt and share financing fees are deducted over a five-year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

4)
The Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production
basis as described in Note 4.2.

	Year Ended December 31, 2022

	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Recognized deferred income tax assets and liabilities

Deferred tax assets

Non-capital loss carryforward	$6,967	$(5,178)	$-	$(1,789)	$-

Capital loss carryforward	-	277	515	-	792

Other	1,325	2,739	192	-	4,256

Deferred tax liabilities

Interest capitalized for accounting	(87)	87	-	-	-

Debt and share financing fees	(737)	(37)	-	-	(774)

Kutcho Convertible Note	-	112	(112)	-	-

Unrealized gains on long-term investments	(170)	(728)	(7,108)	-	(8,006)

Mineral stream interests	(7,298)	11,030	-	-	3,732

Foreign withholding tax	(100)	(65)	-	-	(165)

Total	$(100)	$8,237	$(6,513)	$(1,789)	$(165)

Deferred income tax assets in Canada not recognized
Deferred income tax assets in Canada not recognized are shown below:

	December 31	December 31

(in thousands)	2023	2022

Mineral stream interests	$8,804	$7,369

Other	2,376	1,575

Unrealized losses on long-term investments	12,912	13,069

Total	$24,092	$22,013

1)	As at December 31, 2023, the Company had fully recognized the tax effect of non-capital losses.

Disclosure of Detailed Information About Current Income Taxes (Payable) Receivable Explanatory
Current Income Taxes (Payable) Receivable
The movement in current income taxes (payable) receivable for the years ended December 31, 2023 and 2022 is as follows:

(in thousands)	Current Taxes (Payable) Recoverable

Current taxes payable - December 31, 2021	$(132)

Current income tax expense - income statement	(8,746)

Current income tax recovery - shareholders’ equity	5,932

Income taxes paid	171

Foreign exchange adjustments	12

Current taxes payable - December 31, 2022	$(2,763)

Current income tax recovery - income statement	2,372

Income taxes paid	6,192

Foreign exchange adjustments	134

Current taxes recoverable - December 31, 2023	$5,935